UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:    BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama — 4.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 6/01/19	$2,985	$3,209,114
6.13%, 6/01/19	1,500	1,615,545
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	391,394

		5,216,053
California — 20.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	1,960	2,035,578
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,150	1,293,348
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	720	848,923
2nd, 5.25%, 5/01/33	560	642,981
5.00%, 5/01/44	745	832,828
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,789,952
6.25%, 3/01/34	1,250	1,444,813
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,382,060
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	1,400	1,441,748
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,179,937
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,156,680
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,020	1,094,868

	Par (000)	Value
California (continued)
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	$3,450	$3,747,631
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,197,500
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	490	574,858
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	370	446,934
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 05/15/38	2,235	2,601,987

		24,712,626
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	584,470
5.50%, 11/15/30	225	261,095
5.50%, 11/15/31	270	312,333
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,300	1,394,068

		2,551,966
Florida — 13.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	316,899
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	639,613
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,363,927
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,110,470

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Florida (continued)
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 09/01/40	$65	$65,821
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	60	60,691
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,195,304
Series A, 5.50%, 10/01/42	2,125	2,463,257
Series B, AMT, 6.00%, 10/01/26	590	699,646
Series B, AMT, 6.00%, 10/01/27	775	917,158
Series B, AMT, 6.25%, 10/01/38	310	368,094
Series B, AMT, 6.00%, 10/01/42	410	475,465
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	871,592
Water & Sewer System, Series B, 5.25%, 10/01/29	500	590,505
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,414,841
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,103,110
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	710	831,673

		16,488,066
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	284,573
5.25%, 8/01/26	810	916,474

	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 07/01/45	$1,000	$1,125,050

		2,326,097
Illinois — 17.8%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,010	1,117,474
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/21(a)	645	733,242
Series A, 5.75%, 1/01/39	125	140,567
Series C, 6.50%, 1/01/21(a)	3,680	4,268,690
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,400	1,474,564
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,079,000
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,164,670
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,441,701
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,069,640
5.25%, 12/01/43	1,190	1,244,050
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	1,555	1,758,923
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,063,206
6.00%, 6/01/28	270	304,241
State of Illinois, GO:
5.25%, 2/01/32	1,000	1,073,580
5.50%, 7/01/38	280	299,911
5.50%, 7/01/33	1,500	1,627,965

		21,861,424

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Indiana — 4.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19(a)	$840	$883,017
5.50%, 1/01/38	3,470	3,638,156
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	375	405,056

		4,926,229
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC) :
5.25%, 2/01/19(a)	885	929,560
5.25%, 2/01/19	115	120,790

		1,050,350
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC)(a):
Series A-1, 6.00%, 1/01/19	375	396,139
Series A-2, 6.00%, 1/01/19	160	169,019
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,000	1,162,290
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	805	848,035

		2,575,483
Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	645	721,336
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 01/01/41	525	588,619

	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$1,055	$1,118,954

		2,428,909
Michigan — 2.7%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/19(a)	1,795	1,945,403
6.25%, 7/01/36	5	5,366
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	1,265	1,339,762

		3,290,531
Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	460	485,617
6.50%, 11/15/38	2,540	2,669,261

		3,154,878
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,509,634
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/38	260	302,429

		1,812,063
Nevada — 3.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	2,375	2,563,884
County of Clark Nevada, GO, Limited Tax, 5.00%, 06/01/18(a)	500	511,545

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	$1,500	$1,602,330

		4,677,759
New Jersey — 5.1%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,000	1,113,060
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	530	596,849
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	980	1,034,057
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	20	21,103
New Jersey EDA, Refunding RB, Sub Series A, 4.00%, 07/01/32	225	226,426
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,400	1,493,618
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series AA, 5.50%, 06/15/39	1,600	1,738,928

		6,224,041
New York — 5.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,000	2,105,320
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,545	1,652,501
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	600	665,094

	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	$2,500	$2,794,525

		7,217,440
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,500	1,754,010

Oklahoma — 1.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	910	1,018,745
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	915	1,005,741

		2,024,486
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	475	206,977

Pennsylvania — 1.3%
County of Berks IDA, Refunding RB, Tower Health Project, 4.00%, 11/01/47	615	617,521
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	940	967,749

		1,585,270
South Carolina — 7.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,722,928
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,123,221
6.00%, 7/01/38	1,155	1,345,321
5.50%, 7/01/41	1,000	1,131,510
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	750	837,525

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	$40	$44,952
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,795	1,979,077

		9,184,534
Texas — 19.3%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 08/01/18(a)	2,250	2,319,773
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	930	1,072,922
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 08/15/41	1,210	1,296,515
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19(a)	950	1,010,487
6.00%, 5/15/19(a)	2,560	2,747,264
6.00%, 5/15/19(a)	1,945	2,087,277
6.00%, 11/15/35	140	150,755
6.00%, 11/15/36	110	118,450
5.38%, 11/15/38	50	52,939
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19(a)	265	281,467
6.50%, 7/01/37	835	878,787
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	2,944,250
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,088,417
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	863,685
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	2,750	3,157,935
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 1/01/21	1,000	1,146,210

	Par (000)	Value
Texas (continued)
Series K-1 (AGC), 5.75%, 1/01/19	$1,400	$1,474,886
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	420	475,654
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	572,303

		23,739,976
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	380	424,350
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	1,000	1,058,060

		1,482,410
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,000	1,124,160
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/36	725	811,079

		1,935,239
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	270	277,908
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	660	706,590

		984,498

Total Municipal Bonds — 125%		153,411,315

Municipal Bonds Transferred to Tender Option Bond Trusts(b)

Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	920	966,359

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
California — 5.6%
City of Los Angeles Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	$2,050	$2,332,326
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,520	1,622,258
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/43	2,565	2,973,391

		6,927,975
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Corp., 5.00%, 12/01/45	1,216	1,373,759

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35(a)(d)	759	792,821

Florida — 2.1%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,582,402

Illinois — 0.9%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,136,268

Nevada — 7.3%
County of Clark Nevada Water Reclamation District, GO(a):
Limited Tax, 6.00%, 7/01/38	2,010	2,075,435
Series B, 5.50%, 7/01/29	1,994	2,135,736
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,200	4,698,939

		8,910,110
New Jersey — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,530	1,574,517

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(c)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	$1,000	$1,063,278

		2,637,795
New York — 15.0%
City of New York New York Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	2,998	3,400,060
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,095	1,169,675
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,000	1,047,712
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(d)	1,000	1,136,227
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,360	2,759,018
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,381,866
New York Liberty Development Corp., Refunding RB, World Trade Center Project, 5.75%, 11/15/51(d)	1,770	2,035,526
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/38(a)	3,250	3,431,545

		18,361,629
Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	1,955,961

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,832	1,890,270

Texas — 2.2%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/31(a)(d)	2,609	2,739,637

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)/ Shares	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(b)

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	$1,005	$1,058,378

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.7%		51,333,364

Total Long-Term Investments (Cost — $189,868,286) — 166.7%		204,744,679

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(e)(f)	378,949	379,063

Total Short-Term Securities (Cost — $379,063) — 0.3%		379,063

Value
Total Investments (Cost — $190,247,349) — 167.0%	$205,123,742
Other Assets Less Liabilities — 2.2%	2,688,430
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.2)%	(28,484,137)
VMTP Shares at Liquidation Value — (46.0)%	(56,500,000)

Net Assets Applicable to Common Shares — 100.0%	$122,828,035

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expires between May 7, 2018 to November 15, 2019 is $4,627,650.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	623,916	(244,967)	378,949	$379,063	$971	$64	$(62)

(a)	Includes net capital gain distributions, if applicable.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(31)	December 2017	$3,633	$39,288
10-Year U.S. Treasury Note	(23)	December 2017	2,874	49,804
Long U.S. Treasury Bond	(15)	December 2017	2,287	44,178
Ultra Long U.S. Treasury Bond	(6)	December 2017	989	19,305

Total				$152,575

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
M/F	Multi Family
S/F	Single Family

8	2017 BLACKROCK QUARTERY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$204,744,679	—	$204,744,679
Short-Term Securities	$379,063		—	$379,063

Total	$379,063	$204,744,679	—	$205,123,742

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$152,575	—	—	$152,575

(a)	See above Schedule of Investments for values in each state or political.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(28,430,580)	—	$(28,430,580)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

Total	—	$(84,930,580)	—	$(84,930,580)

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2017